NOTES PAYABLE - Schedule of Notes Payable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2011
Note payable - related party, net	$ 561,750	$ 510,832
Notes Payable Related Party
Debt	561,750	561,750	4,500,000
Less: debt discount		(50,918)	1,800,000
Note payable - related party, net	$ 561,750	$ 510,832